INVESCO VARIABLE INVESTMENT FUNDS, INC.
                          INVESCO VIF - Realty Fund
                       INVESCO VIF - Total Return Fund

                Supplement to Prospectuses dated July 6, 1998

The section of the INVESCO VIF - Realty Fund's Prospectus entitled "Management" is amended to (1) delete the seventh paragraph, and (2) substitute the following paragraph in its place:

      Out of the advisory fee which it receives from the Fund, IFG pays IRAI, as sub-adviser to the Fund, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.25% on the next $500 million of the Fund's average net assets and 0.2167% on the Fund's average net assets in excess of $1 billion) to 40% of the the advisory fee (0.36% on the first $500 million of the Fund's average net assets, 0.30% on the next $500 million of the Fund's average net assets and 0.26% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to IRAI.

The section of the INVESCO Total Return Fund's Prospectus entitled "Management" is amended to (1) delete the ninth paragraph, and (2) substitute the following paragraph in its place:

      Out of the advisory fee which it receives from the Fund, IFG pays ICM, as sub-adviser to the Fund, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion) to 40% of the the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to ICM.

The date of this Supplement is August 1, 1998.









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                   INVESCO VARIABLE INVESTMENT FUNDS, INC.

              Supplement to Statement of Additional Information
                              dated July 6, 1998

The section of the INVESCO Variable Investment Funds, Inc.'s Statement of Additional Information entitled "Fund Management: Sub- Advisory Agreement" is amended to (1) delete the fourth and fifth paragraphs, and (2) substitute the following paragraphs in their place:

      The ICM Sub-Agreement provides that as compensation for its services, ICM shall receive from IFG, at the end of each month, a monthly fee based upon the average daily value of the Total Return Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fee of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion).

      The IRAI Sub-Agreement provides that as compensation for its services, IRAI shall receive from IFG, at the end of each month, a monthly fee based upon the average daily value of the Realty Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fee of the Fund has been changed from 33.33% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.25% on the next $500 million of the Fund's average net assets and 0.2167% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.36% on the first $500 million of the Fund's average net assets, 0.30% on the next $500 million of the Fund's average net assets and 0.26% on the Fund's average net assets in excess of $1 billion).

The date of this Supplement is August 1, 1998.